Goodwill and Other Intangible Assets - Summary of Carrying Value of Goodwill and Indefinite Life Brands were Allocated to CGUs for Year-end Impairment Testing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 339	$ 313
Indefinite life brands	439	250
Gross carrying amount [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	388	313
Indefinite life brands	439	250
Americas Managed [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	95	69
Indefinite life brands	289	203
Americas franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	37	37
Europe Middle East Asia and Africa Europe managed [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	48	29
Indefinite life brands	46	13
Europe Middle East Asia and Africa Europe franchised [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	10	10
Europe Middle East Asia and Africa rest of region [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	140	113
Indefinite life brands	88	23
Greater China [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	9	7
Indefinite life brands	16	11
UK Portfolio [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	49
Cash-generating units [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	388	265
Indefinite life brands	439	250
Unallocated [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill		$ 48
UK portfolio impairment [member]
Disclosure of information for cash-generating units [Line Items]
Less: UK portfolio impairment	$ (49)